Reportable segments (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue	$ 2,265,803	$ 2,157,323	$ 1,939,322
Cost of sales	(1,483,524)	(1,394,822)	(1,328,285)
Gross profit	782,279	762,501	611,037
Other incomes by function	32,048	17,827	15,202
Administrative expenses	(118,126)	(101,171)	(88,436)
Other expenses by function	(36,907)	(53,600)	(82,533)
Deterioro de valor de ganancias y revisión de pérdidas por deterioro de valor (pérdidas por deterioro de valor) determinado de acuerdo con la NIIF 9	2,967	(8,038)	(7,198)
Other gains (losses)	6,404	543	679
Financial income	22,533	13,499	10,129
Finance costs	(59,914)	(50,124)	(57,498)
interest in the profit or loss of associates and joint ventures accounted for by the equity method	6,351	14,452	13,047
Exchange differences	(16,597)	(1,299)	460
Profit (loss) before taxes	621,038	594,590	414,889
Income tax expense	178,975	166,173	132,965
Profit (loss) from continuing operations	442,063	428,417	281,924
Profit (loss) from discontinued operations	0	0	0
Profit (loss)	442,063	428,417	281,924
Profit (loss), attributable to [abstract]
Profit (loss) attributable to the controller´s owners	439,830	427,697	278,290
Profit (loss) attributable to the non-controllers	2,233	720	3,634
Specialty plant nutrients [Member]
Revenue	781,750	697,251	623,853
Cost of sales	(613,267)	(555,356)	(478,074)
Gross profit	168,483	141,895	145,779
Other incomes by function	0	0	0
Administrative expenses	0	0	0
Other expenses by function	0	0	0
Deterioro de valor de ganancias y revisión de pérdidas por deterioro de valor (pérdidas por deterioro de valor) determinado de acuerdo con la NIIF 9	0	0	0
Other gains (losses)	0	0	0
Financial income	0	0	0
Finance costs	0	0	0
interest in the profit or loss of associates and joint ventures accounted for by the equity method	0	0	0
Exchange differences	0	0	0
Profit (loss) before taxes	168,483	141,895	145,779
Income tax expense	0	0	0
Profit (loss) from continuing operations	168,483	141,895	145,779
Profit (loss) from discontinued operations	0	0	0
Profit (loss)	168,483	141,895	145,779
Profit (loss), attributable to [abstract]
Profit (loss) attributable to the controller´s owners	0	0	0
Profit (loss) attributable to the non-controllers	0	0	0
Iodine and its derivatives [Member]
Revenue	324,972	252,123	231,144
Cost of sales	(217,464)	(199,808)	(191,298)
Gross profit	107,508	52,315	39,846
Other incomes by function	0	0	0
Administrative expenses	0	0	0
Other expenses by function	0	0	0
Deterioro de valor de ganancias y revisión de pérdidas por deterioro de valor (pérdidas por deterioro de valor) determinado de acuerdo con la NIIF 9	0	0	0
Other gains (losses)	0	0	0
Financial income	0	0	0
Finance costs	0	0	0
interest in the profit or loss of associates and joint ventures accounted for by the equity method	0	0	0
Exchange differences	0	0	0
Profit (loss) before taxes	107,508	52,315	39,846
Income tax expense	0	0	0
Profit (loss) from continuing operations	107,508	52,315	39,846
Profit (loss) from discontinued operations	0	0	0
Profit (loss)	107,508	52,315	39,846
Profit (loss), attributable to [abstract]
Profit (loss) attributable to the controller´s owners	0	0	0
Profit (loss) attributable to the non-controllers	0	0	0
Lithium and its derivatives [Member]
Revenue	734,801	644,573	514,627
Cost of sales	(316,875)	(189,242)	(175,616)
Gross profit	417,926	455,331	339,011
Other incomes by function	0	0	0
Administrative expenses	0	0	0
Other expenses by function	0	0	0
Deterioro de valor de ganancias y revisión de pérdidas por deterioro de valor (pérdidas por deterioro de valor) determinado de acuerdo con la NIIF 9	0	0	0
Other gains (losses)	0	0	0
Financial income	0	0	0
Finance costs	0	0	0
interest in the profit or loss of associates and joint ventures accounted for by the equity method	0	0	0
Exchange differences	0	0	0
Profit (loss) before taxes	417,926	455,331	339,011
Income tax expense	0	0	0
Profit (loss) from continuing operations	417,926	455,331	339,011
Profit (loss) from discontinued operations	0	0	0
Profit (loss)	417,926	455,331	339,011
Profit (loss), attributable to [abstract]
Profit (loss) attributable to the controller´s owners	0	0	0
Profit (loss) attributable to the non-controllers	0	0	0
Industrial chemicals [Member]
Revenue	108,268	135,578	104,137
Cost of sales	(72,964)	(91,753)	(67,378)
Gross profit	35,304	43,825	36,759
Other incomes by function	0	0	0
Administrative expenses	0	0	0
Other expenses by function	0	0	0
Deterioro de valor de ganancias y revisión de pérdidas por deterioro de valor (pérdidas por deterioro de valor) determinado de acuerdo con la NIIF 9	0	0	0
Other gains (losses)	0	0	0
Financial income	0	0	0
Finance costs	0	0	0
interest in the profit or loss of associates and joint ventures accounted for by the equity method	0	0	0
Exchange differences	0	0	0
Profit (loss) before taxes	35,304	43,825	36,759
Income tax expense	0	0	0
Profit (loss) from continuing operations	35,304	43,825	36,759
Profit (loss) from discontinued operations	0	0	0
Profit (loss)	35,304	43,825	36,759
Profit (loss), attributable to [abstract]
Profit (loss) attributable to the controller´s owners	0	0	0
Profit (loss) attributable to the non-controllers	0	0	0
Potassium [Member]
Revenue	267,474	379,326	403,323
Cost of sales	(217,386)	(313,690)	(359,477)
Gross profit	50,088	65,636	43,846
Other incomes by function	0	0	0
Administrative expenses	0	0	0
Other expenses by function	0	0	0
Deterioro de valor de ganancias y revisión de pérdidas por deterioro de valor (pérdidas por deterioro de valor) determinado de acuerdo con la NIIF 9	0	0	0
Other gains (losses)	0	0	0
Financial income	0	0	0
Finance costs	0	0	0
interest in the profit or loss of associates and joint ventures accounted for by the equity method	0	0	0
Exchange differences	0	0	0
Profit (loss) before taxes	50,088	65,636	43,846
Income tax expense	0	0	0
Profit (loss) from continuing operations	50,088	65,636	43,846
Profit (loss) from discontinued operations	0	0	0
Profit (loss)	50,088	65,636	43,846
Profit (loss), attributable to [abstract]
Profit (loss) attributable to the controller´s owners	0	0	0
Profit (loss) attributable to the non-controllers	0	0	0
Other products and services [Member]
Revenue	48,538	48,472	62,238
Cost of sales	(45,568)	(44,973)	(56,442)
Gross profit	2,970	3,499	5,796
Other incomes by function	0	0	0
Administrative expenses	0	0	0
Other expenses by function	0	0	0
Deterioro de valor de ganancias y revisión de pérdidas por deterioro de valor (pérdidas por deterioro de valor) determinado de acuerdo con la NIIF 9	0	0	0
Other gains (losses)	0	0	0
Financial income	0	0	0
Finance costs	0	0	0
interest in the profit or loss of associates and joint ventures accounted for by the equity method	0	0	0
Exchange differences	0	0	0
Profit (loss) before taxes	2,970	3,499	5,796
Income tax expense	0	0	0
Profit (loss) from continuing operations	2,970	3,499	5,796
Profit (loss) from discontinued operations	0	0	0
Profit (loss)	2,970	3,499	5,796
Profit (loss), attributable to [abstract]
Profit (loss) attributable to the controller´s owners	0	0	0
Profit (loss) attributable to the non-controllers	0	0	0
Corporate unit [Member]
Revenue	0	0	0
Cost of sales	0	0	0
Gross profit	0	0	0
Other incomes by function	32,048	17,827	15,202
Administrative expenses	(118,126)	(101,171)	(88,436)
Other expenses by function	(36,907)	(53,600)	(82,533)
Deterioro de valor de ganancias y revisión de pérdidas por deterioro de valor (pérdidas por deterioro de valor) determinado de acuerdo con la NIIF 9	2,967	(8,038)	7,198
Other gains (losses)	6,404	543	679
Financial income	22,533	13,499	10,129
Finance costs	(59,914)	(50,124)	(57,498)
interest in the profit or loss of associates and joint ventures accounted for by the equity method	6,351	14,452	13,047
Exchange differences	(16,597)	(1,299)	460
Profit (loss) before taxes	(161,241)	(167,911)	(196,148)
Income tax expense	(178,975)	(166,173)	(132,965)
Profit (loss) from continuing operations	(340,216)	(334,084)	(329,113)
Profit (loss) from discontinued operations	0	0	0
Profit (loss)	(340,216)	(334,084)	(329,113)
Profit (loss), attributable to [abstract]
Profit (loss) attributable to the controller´s owners	0	0	0
Profit (loss) attributable to the non-controllers	$ 0	$ 0	$ 0